Income Taxes - Schedule of Unused Federal Investment Tax Credits (Details)	Mar. 31, 2022 USD ($)
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 1,986,000
2023
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	174,000
2024
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	60,000
2025
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	43,000
2026
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	73,000
2027
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	116,000
2028
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	51,000
2029
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	113,000
2030
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	179,000
2031
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	216,000
2032
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	126,000
2033
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	104,000
2034
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	94,000
2035
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	234,000
2036
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	168,000
2037
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	127,000
2038
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	50,000
2039
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 58,000